Offerings	Feb. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% First Mortgage Bonds due 2029
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1.04928
Maximum Aggregate Offering Price	$ 419,712,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,962.23
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% First Mortgage Bonds due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99693
Maximum Aggregate Offering Price	$ 996,930,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,676.03
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% First Mortgage Bonds due 2056
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99451
Maximum Aggregate Offering Price	$ 795,608,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 109,873.47
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.